Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name			Shares	Value
Common Stocks : 64.81%
Communication Services : 6.82%
Diversified Telecommunication Services : 6.82%
AT&T Incorporated			125,000	$3,822,500
Verizon Communications Incorporated			75,000	4,076,250
				7,898,750

Energy : 2.28%
Oil, Gas & Consumable Fuels : 2.28%
Snam SpA			525,000	2,641,613

Financials : 3.35%
Insurance : 3.35%
Poste Italiane SpA			400,000	3,887,682

Utilities : 52.36%
Electric Utilities : 35.38%
American Electric Power Company Incorporated			55,000	4,736,600
Enel SpA			900,000	5,600,273
Entergy Corporation			15,000	1,456,050
Evergy Incorporated			59,810	3,477,353
Exelon Corporation			141,001	6,779,328
FirstEnergy Corporation			50,000	2,062,000
IDACORP Incorporated			25,000	2,506,750
PNM Resources Incorporated			120,000	5,653,200
Spark Energy Incorporated Class A			424,138	4,156,552
Terna SpA			750,000	4,579,756
				41,007,862

Gas Utilities : 3.43%
Chesapeake Utilities Corporation			300	27,234
South Jersey Industries Incorporated			125,000	3,943,750
				3,970,984

Multi-Utilities : 13.55%
CenterPoint Energy Incorporated			61,000	1,734,840
DTE Energy Company			25,000	3,136,750
Engie SA			110,000	1,529,937
MDU Resources Group Incorporated			200	4,936
Sempra Energy			30,000	3,943,500
Suez Environnement Company SA			400,000	5,351,148
				15,701,111

Total Common Stocks (Cost $63,320,148)				75,108,002

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 30.46%
Communication Services : 4.95%
Diversified Telecommunication Services : 0.47%
GCI Incorporated	6.75%	6-1-2021	$125,000	125,000
Level 3 Financing Incorporated	5.13	5-1-2023	75,000	74,929
Level 3 Financing Incorporated	5.38	8-15-2022	125,000	125,469
Level 3 Financing Incorporated	5.38	1-15-2024	50,000	50,125
Level 3 Financing Incorporated	5.63	2-1-2023	90,000	90,338

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Diversified Telecommunication Services (continued)
Level 3 Financing Incorporated	6.13%	1-15-2021	$80,000	$80,400
				546,261

Entertainment : 0.15%
Live Nation Entertainment Incorporated 144A	4.88	11-1-2024	100,000	100,500
Live Nation Entertainment Incorporated 144A	5.38	6-15-2022	50,000	50,500
Live Nation Entertainment Incorporated 144A	5.63	3-15-2026	25,000	25,625
				176,625

Media : 3.65%
CCO Holdings LLC 144A	5.00	2-1-2028	25,000	24,750
CCO Holdings LLC	5.13	2-15-2023	125,000	125,941
CCO Holdings LLC 144A	5.13	5-1-2023	135,000	136,310
CCO Holdings LLC 144A	5.13	5-1-2027	50,000	50,031
CCO Holdings LLC	5.25	9-30-2022	90,000	91,143
CCO Holdings LLC 144A	5.38	5-1-2025	300,000	306,285
CCO Holdings LLC 144A	5.50	5-1-2026	5,000	5,121
CCO Holdings LLC	5.75	9-1-2023	50,000	50,813
CCO Holdings LLC 144A	5.75	2-15-2026	300,000	311,250
CCO Holdings LLC 144A	5.88	4-1-2024	125,000	129,219
CSC Holdings LLC 144A	5.38	7-15-2023	200,000	203,000
CSC Holdings LLC 144A	5.50	5-15-2026	200,000	202,940
CSC Holdings LLC 144A	7.50	4-1-2028	200,000	213,000
CSC Holdings LLC 144A	7.75	7-15-2025	100,000	106,375
DISH Network Corporation	3.38	8-15-2026	125,000	114,860
EMI Music Publishing Group 144A	7.63	6-15-2024	150,000	158,475
Gray Television Incorporated 144A	5.13	10-15-2024	100,000	100,470
Gray Television Incorporated 144A	5.88	7-15-2026	350,000	359,083
Gray Television Incorporated 144A	7.00	5-15-2027	25,000	26,481
Lamar Media Corporation	5.38	1-15-2024	50,000	51,050
National CineMedia LLC	6.00	4-15-2022	300,000	302,625
Nexstar Broadcasting Group Incorporated	5.88	11-15-2022	25,000	25,430
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	150,000	151,688
Nielsen Finance LLC 144A	5.00	4-15-2022	300,000	297,459
Outfront Media Capital Corporation	5.25	2-15-2022	15,000	15,139
Outfront Media Capital Corporation	5.63	2-15-2024	54,000	55,331
Outfront Media Capital Corporation	5.88	3-15-2025	65,000	65,813
Salem Media Group Incorporated 144A	6.75	6-1-2024	300,000	264,000
The E.W. Scripps Company 144A	5.13	5-15-2025	300,000	282,000
				4,226,082

Wireless Telecommunication Services : 0.68%
Sprint Capital Corporation	6.88	11-15-2028	75,000	78,075
Sprint Capital Corporation	8.75	3-15-2032	125,000	143,438
T-Mobile USA Incorporated	4.00	4-15-2022	50,000	50,375
T-Mobile USA Incorporated	4.75	2-1-2028	25,000	24,774
T-Mobile USA Incorporated	5.13	4-15-2025	25,000	25,422
T-Mobile USA Incorporated	5.38	4-15-2027	175,000	182,165
T-Mobile USA Incorporated	6.00	3-1-2023	25,000	25,531
T-Mobile USA Incorporated	6.38	3-1-2025	145,000	150,042
T-Mobile USA Incorporated	6.50	1-15-2024	5,000	5,163
T-Mobile USA Incorporated	6.50	1-15-2026	100,000	105,500
				790,485

Consumer Discretionary : 4.26%
Auto Components : 0.75%
Allison Transmission Incorporated 144A	4.75	10-1-2027	75,000	71,906
Allison Transmission Incorporated 144A	5.00	10-1-2024	425,000	422,110
Allison Transmission Incorporated 144A	5.88	6-1-2029	50,000	50,438
Cooper Tire & Rubber Company	7.63	3-15-2027	257,000	283,343
Cooper Tire & Rubber Company	8.00	12-15-2019	15,000	15,356

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Auto Components (continued)
Panther BF Aggregator 2 LP 144A	6.25%	5-15-2026	$25,000	$25,500
				868,653

Distributors : 0.39%
IAA Spinco Incorporated 144A%%	5.50	6-15-2027	125,000	126,875
LKQ Corporation	4.75	5-15-2023	325,000	325,000
				451,875

Diversified Consumer Services : 0.59%
Carriage Services Incorporated 144A	6.63	6-1-2026	50,000	51,042
Service Corporation International	4.63	12-15-2027	50,000	50,063
Service Corporation International	7.50	4-1-2027	425,000	493,850
Service Corporation International	8.00	11-15-2021	85,000	92,863
				687,818

Hotels, Restaurants & Leisure : 0.71%
CCM Merger Incorporated 144A	6.00	3-15-2022	425,000	435,625
Hilton Domestic Operating Company Incorporated	5.13	5-1-2026	50,000	50,298
KFC Holding Company 144A	5.00	6-1-2024	100,000	101,500
Wyndham Hotels & Resorts Company 144A	5.38	4-15-2026	225,000	228,375
				815,798

Specialty Retail : 1.47%
Asbury Automotive Group Incorporated	6.00	12-15-2024	350,000	357,875
Group 1 Automotive Incorporated	5.00	6-1-2022	125,000	125,625
Group 1 Automotive Incorporated 144A	5.25	12-15-2023	120,000	121,950
Lithia Motors Incorporated 144A	5.25	8-1-2025	350,000	351,750
Penske Auto Group Incorporated	3.75	8-15-2020	50,000	49,688
Penske Auto Group Incorporated	5.38	12-1-2024	300,000	300,750
Penske Auto Group Incorporated	5.75	10-1-2022	125,000	126,250
Sonic Automotive Incorporated	5.00	5-15-2023	145,000	142,463
Sonic Automotive Incorporated	6.13	3-15-2027	125,000	120,313
				1,696,664

Textiles, Apparel & Luxury Goods : 0.35%
Levi Strauss & Company	5.00	5-1-2025	100,000	102,000
The William Carter Company 144A	5.63	3-15-2027	125,000	127,656
Wolverine World Wide Incorporated 144A	5.00	9-1-2026	185,000	179,450
				409,106

Consumer Staples : 0.44%
Beverages : 0.04%
Cott Beverages Incorporated 144A	5.50	4-1-2025	50,000	49,250

Food Products : 0.33%
B&G Foods Incorporated	4.63	6-1-2021	30,000	29,850
B&G Foods Incorporated	5.25	4-1-2025	75,000	72,516
Darling Ingredients Incorporated 144A	5.25	4-15-2027	75,000	75,923
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	110,000	111,375
Pilgrim’s Pride Corporation 144A	5.88	9-30-2027	25,000	25,149
Prestige Brands Incorporated 144A	6.38	3-1-2024	35,000	35,963
US Foods Incorporated 144A	5.88	6-15-2024	30,000	30,450
				381,226

Household Products : 0.07%
Central Garden & Pet Company	5.13	2-1-2028	25,000	24,000
Central Garden & Pet Company	6.13	11-15-2023	20,000	20,650
Spectrum Brands Incorporated	5.75	7-15-2025	25,000	25,374

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Household Products (continued)
Spectrum Brands Incorporated	6.63%	11-15-2022	$12,000	$12,240
				82,264

Energy : 6.15%
Energy Equipment & Services : 1.67%
Bristow Group Incorporated	6.25	10-15-2022	450,000	96,750
Diamond Offshore Drilling Incorporated	4.88	11-1-2043	150,000	88,500
Era Group Incorporated	7.75	12-15-2022	215,000	210,700
Hilcorp Energy Company 144A	5.00	12-1-2024	150,000	145,125
Hilcorp Energy Company 144A	5.75	10-1-2025	225,000	221,063
Hilcorp Energy Company 144A	6.25	11-1-2028	75,000	75,095
NGPL PipeCo LLC 144A	4.38	8-15-2022	50,000	50,548
NGPL PipeCo LLC 144A	4.88	8-15-2027	50,000	51,375
NGPL PipeCo LLC 144A	7.77	12-15-2037	525,000	648,375
Oceaneering International Incorporated	6.00	2-1-2028	225,000	219,938
USA Compression Partners LP	6.88	4-1-2026	125,000	128,125
				1,935,594

Oil, Gas & Consumable Fuels : 4.48%
Andeavor Logistics LP	5.25	1-15-2025	50,000	52,538
Archrock Partners LP	6.00	10-1-2022	75,000	75,000
Archrock Partners LP 144A	6.88	4-1-2027	75,000	77,063
Carrizo Oil & Gas Incorporated	8.25	7-15-2025	125,000	121,875
Cheniere Corpus Christi Holdings LLC	5.13	6-30-2027	125,000	129,378
Cheniere Energy Partners LP	5.25	10-1-2025	525,000	524,092
Cheniere Energy Partners LP 144A	5.63	10-1-2026	50,000	50,625
Continental Resources Incorporated	3.80	6-1-2024	100,000	100,487
Denbury Resources Incorporated	6.38	8-15-2021	325,000	266,500
Denbury Resources Incorporated 144A	9.25	3-31-2022	86,000	82,990
Enable Oklahoma Intrastate Transmission LLC 144A	6.25	3-15-2020	50,000	51,165
EnLink Midstream Partners LP	4.40	4-1-2024	300,000	294,750
EnLink Midstream Partners LP	4.85	7-15-2026	325,000	318,500
Gulfport Energy Corporation	6.00	10-15-2024	75,000	61,875
Kinder Morgan Incorporated	6.50	9-15-2020	45,000	47,118
Kinder Morgan Incorporated	7.42	2-15-2037	90,000	105,915
Murphy Oil Corporation	4.45	12-1-2022	175,000	172,360
Murphy Oil Corporation	5.75	8-15-2025	15,000	15,035
Murphy Oil Corporation	6.88	8-15-2024	50,000	51,814
Nabors Industries Incorporated	0.75	1-15-2024	125,000	85,611
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	300,000	304,491
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	200,000	215,610
Rockies Express Pipeline LLC 144A	7.50	7-15-2038	55,000	60,703
Rose Rock Midstream LP	5.63	7-15-2022	100,000	99,000
Rose Rock Midstream LP	5.63	11-15-2023	125,000	118,750
Sabine Pass Liquefaction LLC	5.63	2-1-2021	125,000	129,680
Sabine Pass Liquefaction LLC	6.25	3-15-2022	100,000	107,974
SemGroup Corporation	6.38	3-15-2025	275,000	264,000
SemGroup Corporation	7.25	3-15-2026	150,000	146,250
Southern Star Central Corporation 144A	5.13	7-15-2022	150,000	151,455
Southwestern Energy Company	7.50	4-1-2026	50,000	48,000
Southwestern Energy Company	7.75	10-1-2027	50,000	47,750
Summit Midstream Holdings LLC	5.75	4-15-2025	25,000	22,188
Tallgrass Energy Partners LP 144A	5.50	9-15-2024	700,000	714,000
Tesoro Logistics LP	6.38	5-1-2024	25,000	26,158
Ultra Resources Incorporated 144A	7.13	4-15-2025	425,000	46,750
				5,187,450

Financials : 1.97%
Banks : 0.01%
Citigroup Incorporated	4.13	3-9-2021	5,000	5,038
Citigroup Incorporated	6.13	3-9-2028	10,000	11,000
				16,038

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Consumer Finance : 0.88%
Ally Financial Incorporated	8.00%	3-15-2020	$203,000	$209,851
FirstCash Incorporated 144A	5.38	6-1-2024	175,000	176,750
Jefferies Finance LLC 144A%%	6.25	6-3-2026	200,000	200,000
Navient Corporation	8.00	3-25-2020	175,000	180,031
Springleaf Finance Corporation	6.63	1-15-2028	25,000	25,313
Springleaf Finance Corporation	7.13	3-15-2026	125,000	130,634
Springleaf Finance Corporation	7.75	10-1-2021	25,000	26,875
Springleaf Finance Corporation	8.25	10-1-2023	65,000	72,963
				1,022,417

Diversified Financial Services : 0.80%
LPL Holdings Incorporated 144A	5.75	9-15-2025	875,000	877,188
Vantiv LLC 144A	4.38	11-15-2025	50,000	51,572
				928,760

Insurance : 0.28%
AmWINS Group Incorporated 144A	7.75	7-1-2026	100,000	100,750
HUB International Limited 144A	7.00	5-1-2026	75,000	73,755
USIS Merger Subordinate Incorporated 144A	6.88	5-1-2025	150,000	145,500
				320,005

Health Care : 2.88%
Health Care Equipment & Supplies : 0.52%
Hill-Rom Holdings Incorporated 144A	5.00	2-15-2025	75,000	75,375
Hill-Rom Holdings Incorporated 144A	5.75	9-1-2023	25,000	25,594
Hologic Incorporated 144A	4.38	10-15-2025	250,000	247,188
Hologic Incorporated 144A	4.63	2-1-2028	25,000	24,438
Kinetics Concepts Incorporated 144A	7.88	2-15-2021	175,000	180,031
Surgery Center Holdings Incorporated 144A	6.75	7-1-2025	50,000	45,375
				598,001

Health Care Providers & Services : 1.96%
Acadia Healthcare Company Incorporated	6.50	3-1-2024	20,000	20,350
Centene Corporation 144A	5.38	6-1-2026	75,000	77,790
Centene Corporation	6.13	2-15-2024	25,000	26,097
CHS Incorporated	5.13	8-1-2021	300,000	293,250
Davita Incorporated	5.00	5-1-2025	125,000	118,125
Encompass Health Corporation	5.75	11-1-2024	23,000	23,121
HCA Incorporated	5.88	3-15-2022	25,000	26,813
HCA Incorporated	6.50	2-15-2020	325,000	332,679
HealthSouth Corporation	5.75	9-15-2025	75,000	76,125
Mednax Incorporated 144A	5.25	12-1-2023	50,000	49,875
Mednax Incorporated 144A	6.25	1-15-2027	75,000	75,188
MPH Acquisition Holdings LLC 144A	7.13	6-1-2024	325,000	323,375
MPT Operating Partnership LP	5.00	10-15-2027	100,000	98,625
MPT Operating Partnership LP	5.25	8-1-2026	150,000	151,215
MPT Operating Partnership LP	6.38	3-1-2024	25,000	26,063
NVA Holdings Company 144A	6.88	4-1-2026	25,000	24,375
Polaris Intermediate Corporation 144A	8.50	12-1-2022	50,000	49,125
Select Medical Corporation	6.38	6-1-2021	315,000	315,236
Tenet Healthcare Corporation	4.63	7-15-2024	118,000	117,139
Vizient Incorporated 144A	6.25	5-15-2027	25,000	26,031
WellCare Health Plans Incorporated 144A	5.38	8-15-2026	25,000	25,618
				2,276,215

Health Care Technology : 0.34%
Change Healthcare Holdings Incorporated 144A	5.75	3-1-2025	325,000	313,625
Quintiles IMS Holdings Incorporated 144A	4.88	5-15-2023	75,000	75,844
				389,469

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Life Sciences Tools & Services : 0.02%
Charles River Laboratories Incorporated 144A	5.50%	4-1-2026	$25,000	$25,969

Pharmaceuticals : 0.04%
Bausch Health Companies Incorporated 144A	7.00	1-15-2028	25,000	24,703
Bausch Health Companies Incorporated 144A	8.50	1-31-2027	25,000	26,242
				50,945

Industrials : 2.20%
Aerospace & Defense : 0.19%
RBS Global & Rexnord LLC 144A	4.88	12-15-2025	225,000	221,063

Airlines : 0.33%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	100,000	106,965
BBA US Holdings Incorporated 144A	5.38	5-1-2026	275,000	278,438
				385,403

Commercial Services & Supplies : 1.20%
ACCO Brands Corporation 144A	5.25	12-15-2024	25,000	24,820
Advanced Disposal Services Incorporated 144A	5.63	11-15-2024	300,000	312,000
Aramark Services Incorporated 144A	5.00	2-1-2028	25,000	24,734
Aramark Services Incorporated 144A	5.00	4-1-2025	25,000	24,875
Aramark Services Incorporated	5.13	1-15-2024	60,000	60,737
Covanta Holding Corporation	5.88	3-1-2024	185,000	189,625
Covanta Holding Corporation	5.88	7-1-2025	75,000	76,594
Covanta Holding Corporation	6.00	1-1-2027	125,000	127,378
KAR Auction Services Incorporated 144A	5.13	6-1-2025	550,000	541,750
				1,382,513

Electrical Equipment : 0.11%
Resideo Funding Incorporated 144A	6.13	11-1-2026	125,000	128,438

Machinery : 0.37%
Stevens Holding Company Incorporated 144A	6.13	10-1-2026	225,000	234,000
Trimas Corporation 144A	4.88	10-15-2025	200,000	197,500
				431,500

Information Technology : 2.60%
Communications Equipment : 0.06%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	75,000	68,063

IT Services : 1.02%
Cardtronics Incorporated 144A	5.50	5-1-2025	325,000	318,906
First Data Corporation 144A	5.00	1-15-2024	50,000	51,061
First Data Corporation 144A	5.38	8-15-2023	25,000	25,325
First Data Corporation 144A	5.75	1-15-2024	200,000	204,650
Gartner Incorporated 144A	5.13	4-1-2025	225,000	226,688
Infor US Incorporated	6.50	5-15-2022	50,000	50,510
Zayo Group LLC 144A	5.75	1-15-2027	75,000	77,063
Zayo Group LLC	6.38	5-15-2025	214,000	220,153
				1,174,356

Software : 0.41%
CDK Global Incorporated	4.88	6-1-2027	25,000	24,469
CDK Global Incorporated	5.00	10-15-2024	50,000	51,403
CDK Global Incorporated 144A	5.25	5-15-2029	25,000	24,906
CDK Global Incorporated	5.88	6-15-2026	25,000	25,875
Fair Isaac Corporation 144A	5.25	5-15-2026	125,000	130,313
IQVIA Incorporated 144A	5.00	5-15-2027	50,000	50,721
SS&C Technologies Incorporated 144A	5.50	9-30-2027	100,000	100,770

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Software (continued)
Symantec Corporation 144A	5.00%	4-15-2025	$75,000	$74,985
				483,442

Technology Hardware, Storage & Peripherals : 1.15%
Dell International LLC 144A	5.88	6-15-2021	250,000	253,647
Dell International LLC 144A	7.13	6-15-2024	525,000	553,048
NCR Corporation	5.88	12-15-2021	15,000	15,094
NCR Corporation	6.38	12-15-2023	500,000	510,790
				1,332,579

Materials : 1.35%
Chemicals : 0.02%
Valvoline Incorporated	5.50	7-15-2024	25,000	25,313

Containers & Packaging : 1.28%
Ball Corporation	4.88	3-15-2026	50,000	51,188
Ball Corporation	5.25	7-1-2025	40,000	42,100
Berry Global Incorporated 144A%%	5.63	7-15-2027	25,000	25,188
Berry Global Incorporated	5.13	7-15-2023	50,000	50,375
Berry Global Incorporated	6.00	10-15-2022	65,000	66,138
Crown Americas Capital Corporation VI	4.75	2-1-2026	75,000	75,413
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	155,000	174,375
Flex Acquisition Company Incorporated 144A	6.88	1-15-2025	175,000	156,625
Flex Acquisition Company Incorporated 144A	7.88	7-15-2026	50,000	45,000
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	50,000	50,375
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	50,000	52,254
Owens-Illinois Incorporated 144A	6.38	8-15-2025	350,000	365,750
Reynolds Group Issuer Incorporated 144A	5.13	7-15-2023	125,000	125,025
Sealed Air Corporation 144A	5.13	12-1-2024	100,000	103,000
Silgan Holdings Incorporated	5.50	2-1-2022	100,000	100,125
				1,482,931

Metals & Mining : 0.05%
Novelis Corporation 144A	5.88	9-30-2026	25,000	24,360
Novelis Corporation 144A	6.25	8-15-2024	25,000	25,563
				49,923

Real Estate : 1.75%
Equity REITs : 1.75%
CoreCivic Incorporated	4.63	5-1-2023	35,000	34,388
CoreCivic Incorporated	5.00	10-15-2022	125,000	125,313
Equinix Incorporated	5.75	1-1-2025	125,000	129,088
Equinix Incorporated	5.88	1-15-2026	125,000	130,949
ESH Hospitality Incorporated 144A	5.25	5-1-2025	375,000	375,000
Iron Mountain Incorporated 144A	4.38	6-1-2021	125,000	124,844
Iron Mountain Incorporated 144A	5.25	3-15-2028	50,000	47,250
Iron Mountain Incorporated 144A	5.38	6-1-2026	100,000	97,500
Iron Mountain Incorporated	6.00	8-15-2023	267,000	273,008
Sabra Health Care LP	5.38	6-1-2023	75,000	76,031
Sabra Health Care LP	5.50	2-1-2021	130,000	131,869
SBA Communications Corporation	4.88	7-15-2022	75,000	75,479
The Geo Group Incorporated	5.13	4-1-2023	50,000	47,000
The Geo Group Incorporated	5.88	1-15-2022	135,000	133,313
The Geo Group Incorporated	5.88	10-15-2024	175,000	162,313
The Geo Group Incorporated	6.00	4-15-2026	75,000	68,813
				2,032,158

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 1.87%
Electric Utilities : 0.21%
NextEra Energy Operating Partners LP 144A	4.25%	9-15-2024	$25,000	$24,844
NextEra Energy Operating Partners LP 144A	4.50	9-15-2027	225,000	218,250
				243,094

Gas Utilities : 0.09%
AmeriGas Partners LP	5.75	5-20-2027	75,000	76,877
Suburban Propane Partners LP	5.88	3-1-2027	25,000	24,000
				100,877

Independent Power & Renewable Electricity Producers : 1.57%
NSG Holdings LLC 144A	7.75	12-15-2025	380,994	406,711
Pattern Energy Group Incorporated 144A	5.88	2-1-2024	575,000	579,313
TerraForm Global Operating LLC 144A	6.13	3-1-2026	125,000	124,219
TerraForm Power Operating LLC 144A	4.25	1-31-2023	350,000	338,625
TerraForm Power Operating LLC 144A	5.00	1-31-2028	175,000	168,219
TerraForm Power Operating LLC 144A	6.63	6-15-2025	200,000	206,500
				1,823,587

Total Corporate Bonds and Notes (Cost $35,430,013)				35,298,210

Loans : 1.65%
Communication Services : 0.39%
Media : 0.39%
Ancestry.com Incorporated (1 Month LIBOR +3.25%) ±	5.69	10-19-2023	373,528	372,688
Hubbard Radio LLC (1 Month LIBOR +3.50%) ±	5.94	3-28-2025	74,153	73,782
				446,470

Consumer Discretionary : 0.41%
Hotels, Restaurants & Leisure : 0.41%
CCM Merger Incorporated (1 Month LIBOR +2.25%) ±	4.69	8-8-2021	40,128	40,040
Montreign Operating Company LLC (3 Month LIBOR +8.25%) ±	10.77	1-24-2023	519,654	433,043
				473,083

Energy : 0.37%
Energy Equipment & Services : 0.07%
Hornbeck Offshore Services Incorporated (6 Month LIBOR +9.50%)±‡	9.50	2-5-2025	102,000	77,860

Oil, Gas & Consumable Fuels : 0.30%
Encino Acquisition Partners Holdings LLC (1 Month LIBOR +6.75%)±‡	9.19	10-29-2025	75,000	69,000
EPIC Crude Services LP (1 Month LIBOR +5.00%) ±	7.74	2-20-2026	200,000	196,938
Ultra Resources Incorporated (1 Month LIBOR +3.75%) ±	6.18	4-12-2024	100,043	82,842
				348,780

Financials : 0.11%
Diversified Financial Services : 0.11%
Resolute Investment Managers Incorporated (3 Month LIBOR +7.50%) ±‡	10.08	4-30-2023	125,000	125,313

Health Care : 0.12%
Health Care Providers & Services : 0.12%
Press Garney Holdings Incorporated (1 Month LIBOR +2.75%) ±	5.19	10-23-2023	123,236	122,280

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care Providers & Services (continued)
Press Garney Holdings Incorporated (1 Month LIBOR +2.75%) ±	7.85%	10-21-2024	$11,236	$11,213
				133,493

Industrials : 0.06%
Commercial Services & Supplies : 0.06%
Advantage Sales & Marketing LLC (1 Month LIBOR +6.50%) ±	8.94	7-25-2022	91,664	68,259

Information Technology : 0.06%
IT Services : 0.06%
First Data Corporation (1 Month LIBOR +2.00%) ±	4.44	4-26-2024	75,000	74,863

Materials : 0.04%
Containers & Packaging : 0.04%
Reynolds Group Holdings Incorporated (1 Month LIBOR +2.75%) ±	5.19	2-5-2023	49,746	49,279

Real Estate : 0.05%
Real Estate Management & Development : 0.05%
Capital Automotive LP (1 Month LIBOR +6.00%) ±	8.44	3-24-2025	61,237	61,237

Utilities : 0.04%
Independent Power & Renewable Electricity Producers : 0.04%
Vistra Energy Corporation (1 Month LIBOR +2.25%) ±	4.69	12-14-2023	48,875	48,808

Total Loans (Cost $2,070,592)				1,907,445

	Dividend yield		Shares
Preferred Stocks : 5.28%
Utilities : 5.28%
Electric Utilities : 5.28%
NSTAR Electric Company	1.17		13,830	1,410,660
Southern Company	1.30		123,460	3,109,957
The Connecticut Light & Power Company	1.18		10,500	588,927
Union Electric Company	1.13		10,000	1,005,000

Total Preferred Stocks (Cost $5,971,123)				6,114,544

		Expiration date
Rights : 0.01%
Utilities : 0.01%
Independent Power & Renewable Electricity Producers : 0.01%
Vistra Energy Corporation †		12-31-2046	23,978	18,463

Total Rights (Cost $24,970)				18,463

	Interest rate	Maturity date	Principal
Yankee Corporate Bonds and Notes : 2.57%
Communication Services : 0.06%
Diversified Telecommunication Services : 0.03%
Intelsat Luxembourg SA	8.13	6-1-2023	$50,000	36,125

Portfolio of investments — May 31, 2019 (unaudited)	Wells Fargo Utilities and High Income Fund

Security name	Interest rate	Maturity date	Principal	Value
Media : 0.03%
Nielsen Holding and Finance BV 144A	5.50%	10-1-2021	$30,000	$29,925

Energy : 0.59%
Energy Equipment & Services : 0.19%
Ensco plc	5.75	10-1-2044	380,000	220,400

Oil, Gas & Consumable Fuels : 0.40%
Baytex Energy Corporation 144A	5.13	6-1-2021	125,000	123,438
Baytex Energy Corporation 144A	5.63	6-1-2024	175,000	164,063
Griffin Coal Mining Company Limited 144A†(a)	9.50	12-1-2016	61,991	0
Rockpoint Gas Storage 144A	7.00	3-31-2023	175,000	176,094
				463,595

Financials : 0.71%
Banks : 0.20%
Intelsat Connect Finance Company 144A	9.50	2-15-2023	50,000	43,500
Nielsen Holding and Finance BV 144A	5.00	2-1-2025	200,000	194,770
				238,270

Diversified Financial Services : 0.51%
Intelsat Jackson Holdings SA	5.50	8-1-2023	495,000	444,263
Intelsat Jackson Holdings SA 144A	8.50	10-15-2024	150,000	145,875
				590,138

Health Care : 0.51%
Pharmaceuticals : 0.51%
Bausch Health Companies Incorporated 144A	5.50	3-1-2023	83,000	83,104
Bausch Health Companies Incorporated 144A	5.50	11-1-2025	50,000	50,188
Bausch Health Companies Incorporated 144A	5.88	5-15-2023	180,000	180,410
Bausch Health Companies Incorporated 144A	6.13	4-15-2025	200,000	195,600
Bausch Health Companies Incorporated 144A	6.50	3-15-2022	25,000	25,849
Bausch Health Companies Incorporated 144A	7.00	3-15-2024	50,000	52,219
				587,370

Industrials : 0.46%
Commercial Services & Supplies : 0.37%
Ritchie Brothers Auctioneers Incorporated 144A	5.38	1-15-2025	425,000	431,375

Electrical Equipment : 0.09%
Sensata Technologies BV 144A	5.00	10-1-2025	20,000	20,000
Sensata Technologies BV 144A	6.25	2-15-2026	74,000	76,960
				96,960

Materials : 0.24%
Containers & Packaging : 0.22%
Ardagh Packaging Finance plc 144A	4.63	5-15-2023	100,000	99,875
Ardagh Packaging Finance plc 144A	7.25	5-15-2024	100,000	104,090
OI European Group BV 144A	4.00	3-15-2023	50,000	49,125
				253,090

Metals & Mining : 0.02%
ArcelorMittal SA	6.25	2-25-2022	25,000	26,880

Total Yankee Corporate Bonds and Notes (Cost $3,074,368)				2,974,128

Wells Fargo Utilities and High Income Fund	Portfolio of investments — May 31, 2019 (unaudited)

Security name		Yield	Shares	Value
Short-Term Investments : 9.44%
Investment Companies : 9.44%
Wells Fargo Government Money Market Fund Select Class (l)(u)##		2.30%	10,942,120	$10,942,120

Total Short-Term Investments (Cost $10,942,120)				10,942,120

Total investments in securities (Cost $120,833,334)	114.22%			132,362,912
Other assets and liabilities, net	(14.22)			(16,476,933)

Total net assets	100.00%			$115,885,979

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
%%	The security is issued on a when-issued basis.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
‡	Securities are valued using significant unobservable inputs.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust

Investments in Affiliates

An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period	% of net assets
Short-Term Investments
Investment Companies
Wells Fargo Government Money Market Fund Select Class	16,883,118	58,825,162	64,766,160	10,942,120	$10,942,120	9.44%

Wells Fargo Utilities and High Income Fund (the “Fund”)

Notes to Portfolio of investments – May 31, 2019 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On May 31, 2019, such fair value pricing was not used in pricing foreign securities.

Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.

When-issued transactions

The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2019:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Communication services	$7,898,750	$0	$0	$7,898,750
Energy	2,641,613	0	0	2,641,613
Financials	3,887,682	0	0	3,887,682
Utilities	60,679,957	0	0	60,679,957
Corporate bonds and notes	0	35,298,210	0	35,298,210
Loans	0	1,635,272	272,173	1,907,445
Preferred stocks
Utilities	3,109,957	3,004,587	0	6,114,544
Rights
Utilities	0	18,463	0	18,463
Yankee corporate bonds and notes	0	2,974,128	0	2,974,128
Short-term investments
Investment companies	10,942,120	0	0	10,942,120

Total assets	$89,160,079	$42,930,660	$272,173	$132,362,912

Additional sector, industry or geographic detail is included in the Portfolio of Investments.

At May 31, 2019, the Fund had no material transfers into/out of Level 3.